Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2022
Equity
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series A Preferred Stock
Equity
Preferred stock, par value (in dollars per share)			$ 0.0001
VSee Lab, Inc
Equity
Preferred stock, shares authorized (in shares)	1,701,715			1,701,715
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
VSee Lab, Inc | Series A Preferred Stock
Equity
Preferred stock, shares authorized (in shares)	371,715			371,715
Preferred stock, annual rate of dividend per share (in dollars per share)	$ 0.0484
VSee Lab, Inc | Series A-1 Preferred Stock
Equity
Preferred stock, shares authorized (in shares)	1,330,000			1,330,000
Preferred stock, annual rate of dividend per share (in dollars per share)	$ 0.239